Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures
Assets and Liabilities Measured at Fair Value on a Recurring Basis
At December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$3,499,781	$7,288,259	$-	$10,788,040
Obligations of U.S. Government sponsored entities	-	60,184	-	60,184
Collateralized mortgage obligations - federal agencies	-	392,132	-	392,132
Mortgage-backed securities	-	10,319,547	1,014	10,320,561
Other	-	235	-	235
Total debt securities available-for-sale	$3,499,781	$18,060,357	$1,014	$21,561,152
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$11,506	$-	$-	$11,506
Obligations of Puerto Rico, States and political subdivisions	-	103	-	103
Collateralized mortgage obligations	-	68	278	346
Mortgage-backed securities	-	24,338	-	24,338
Other	-	-	381	381
Total trading account debt securities, excluding derivatives	$11,506	$24,509	$659	$36,674
Equity securities	$-	$29,590	$-	$29,590
Mortgage servicing rights	-	-	118,395	118,395
Derivatives	-	20,785	-	20,785
Total assets measured at fair value on a recurring basis	$3,511,287	$18,135,241	$120,068	$21,766,596
Liabilities
Derivatives	$-	$(18,925)	$-	$(18,925)
Total liabilities measured at fair value on a recurring basis	$-	$(18,925)	$-	$(18,925)

At December 31, 2019
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$3,841,715	$8,214,540	$-	$12,056,255
Obligations of U.S. Government sponsored entities	-	122,404	-	122,404
Obligations of Puerto Rico, States and political subdivisions	-	6,975	-	6,975
Collateralized mortgage obligations - federal agencies	-	586,175	-	586,175
Mortgage-backed securities	-	4,875,132	1,182	4,876,314
Other	-	350	-	350
Total debt securities available-for-sale	$3,841,715	$13,805,576	$1,182	$17,648,473
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$7,081	$2	$-	$7,083
Obligations of Puerto Rico, States and political subdivisions	-	633	-	633
Collateralized mortgage obligations	-	76	530	606
Mortgage-backed securities	-	28,556	-	28,556
Other	-	3,003	440	3,443
Total trading account debt securities, excluding derivatives	$7,081	$32,270	$970	$40,321
Equity securities	$-	$21,327	$-	$21,327
Mortgage servicing rights	-	-	150,906	150,906
Derivatives	-	17,966	-	17,966
Total assets measured at fair value on a recurring basis	$3,848,796	$13,877,139	$153,058	$17,878,993
Liabilities
Derivatives	$-	$(16,619)	$-	$(16,619)
Total liabilities measured at fair value on a recurring basis	$-	$(16,619)	$-	$(16,619)

Nonrecurring fair value measurements
Year ended December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$74,511	$74,511	$(15,290)
Loans held-for-sale[2]	-	-	2,738	2,738	(1,311)
Other real estate owned[3]	-	-	20,123	20,123	(3,325)
Other foreclosed assets[3]	-	-	116	116	(148)
ROU assets[4]	-	-	446	446	(15,920)
Leasehold improvements[4]	-	-	126	126	(2,084)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$98,060	$98,060	$(38,078)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2]	Relates to a quarterly valuation on loans held-for-sale. Costs to sell are excluded from the reported fair value amount.
[3]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[4]

The impairment was measured based on the sublease rental value of the branches that were subject to the strategic realignment of PB’s New York Metro Branch network. Refer to Note 32 for additional information.

Year ended December 31, 2019

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$35,363	$35,363	$(13,533)
Other real estate owned[2]	-	-	18,132	18,132	(3,526)
Other foreclosed assets[2]	-	-	1,213	1,213	(156)
Long-lived assets held-for-sale[3]	-	-	2,500	2,500	(2,591)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$57,208	$57,208	$(19,806)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.
Year ended December 31, 2018

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$73,893	$73,893	$(25,745)
Other real estate owned[2]	-	-	43,463	43,463	(9,189)
Other foreclosed assets[2]	-	-	1,349	1,349	(722)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$118,705	$118,705	$(35,656)
[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35. Costs to sell are excluded from the reported fair value amount.

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.

Assets measured on recurring basis, unobservable input reconciliation
Year ended December 31, 2020
	MBS		Other
	classified	CMOs	securities
	as debt	classified	classified
	securities	as trading	as trading	Mortgage
	available-	account debt	account debt	servicing	Total
(In thousands)	for-sale	securities	securities	rights	assets
Balance at January 1, 2020	$1,182	$530	$440	$150,906	$153,058
Gains (losses) included in earnings	-	(1)	(59)	(42,055)	(42,115)
Gains (losses) included in OCI	(18)	-	-	-	(18)
Additions	-	4	-	9,544	9,548
Settlements	(150)	(255)	-	-	(405)
Balance at December 31, 2020	$1,014	$278	$381	$118,395	$120,068
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2020	$-	$-	$27	$(19,327)	$(19,300)
Year ended December 31, 2019
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets
Balance at January 1, 2019	$1,233	$611	$43	$485	$169,777	$172,149
Gains (losses) included in earnings	-	(1)	(1)	(45)	(27,516)	(27,563)
Gains (losses) included in OCI	(1)	-	-	-	-	(1)
Additions	-	71	25	-	9,143	9,239
Settlements	(50)	(151)	(41)	-	(498)	(740)
Transfers out of Level 3	-	-	(26)	-	-	(26)
Balance at December 31, 2019	$1,182	$530	$-	$440	$150,906	$153,058
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2019	$-	$1	$-	$20	$(14,190)	$(14,169)
Year ended December 31, 2018
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets	consideration[1]	liabilities
Balance at January 1, 2018	$1,288	$529	$43	$529	$168,031	$170,420	$(164,858)	$(164,858)
Gains (losses) included in earnings	-	2	-	(44)	(8,477)	(8,519)	(6,112)	(6,112)
Gains (losses) included in OCI	(5)	-	-	-	-	(5)	-	-
Additions	-	260	-	-	10,223	10,483	-	-
Settlements	(50)	(180)	-	-	-	(230)	170,970	170,970
Balance at December 31, 2018	$1,233	$611	$43	$485	$169,777	$172,149	$-	$-
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2018	$-	$2	$-	$20	$8,703	$8,725	$-	$-
[1]	Effective May 22, 2018, the Corporation entered into a Termination Agreement with the FDIC to terminate the Corporation’s loss share arrangement ahead of their contractual maturities.

Gain (loss) included in earnings, measured on recurring basis
	2020		2019		2018
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
FDIC loss share (expense) income	$-	$-	$-	$-	$(6,112)	$-
Mortgage banking activities	(42,055)	(19,327)	(27,516)	(14,190)	(8,477)	8,703
Trading account (loss) profit	(60)	27	(47)	21	(42)	22
Total	$(42,115)	$(19,300)	$(27,563)	$(14,169)	$(14,631)	$8,725

Fair value measurements, recurring and nonrecurring valuation techniques
	Fair value
	at December 31,
(In thousands)	2020		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$278		Discounted cash flow model	Weighted average life	1.2 years (0.6 - 1.4 years)
				Yield	3.6% (3.6% - 4.1%)
				Prepayment speed	17.7% (13.8% - 18.3%)
Other - trading	$381		Discounted cash flow model	Weighted average life	3.6 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$118,395		Discounted cash flow model	Prepayment speed	6.9%(0.3% - 24.6%)
				Weighted average life	6.0 years (0.1 - 12.3 years)
				Discount rate	11.1% (9.5% - 14.7%)
Loans held-in-portfolio	$74,347	[2]	External appraisal	Haircut applied on
				external appraisals	20.9% (10.0% - 40.0%)
Other real estate owned	$14,926	[3]	External appraisal	Haircut applied on
				external appraisals	22.1% (5.0% - 30.0%)
[1]					Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]					Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]					Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
	Fair value
	at December 31,
(In thousands)	2019		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$530		Discounted cash flow model	Weighted average life	1.6 years (1.3 - 1.8 years)
				Yield	4.0% (3.9% - 4.4%)
				Prepayment speed	18.3% (14.8% - 20.7%)
Other - trading	$440		Discounted cash flow model	Weighted average life	3.8 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$150,906		Discounted cash flow model	Prepayment speed	6.0% (0.2% - 18.5%)
				Weighted average life	6.5 years (0.1 - 14.4 years)
				Discount rate	11.1% (9.5% - 14.7%)
Loans held-in-portfolio	$38,907	[2]	External appraisal	Haircut applied on
				external appraisals	10.0%
Other real estate owned	$16,119	[3]	External appraisal	Haircut applied on
				external appraisals	23.8% (5.0% - 35.0%)
[1]					Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]					Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]					Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.